SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	$ 604	$ 309
Increase in uncertain tax positions for the current year	87	295
Balance at the end of the year	$ 691	$ 604